Provisions (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Schedule of Provisions

	Warranties(i)	Litigation and claims	Others	Total
	(in thousands)
Balance at January 1, 2018	$1,546,960	89,520	249,483	1,885,963
Additions	276,846	336,061	571,113	1,184,020
Usage	(259,109)	-	(187,842)	(446,951)
Reversals	(100,754)	-	(215)	(100,969)
Effect of change in exchange rate	(74)	5,647	10,413	15,986
Balance at December 31, 2018	1,463,869	431,228	642,952	2,538,049
Less: current	(686,424)	(431,228)	(389,912)	(1,507,564)
Noncurrent	$777,445	-	253,040	1,030,485

Balance at January 1, 2019	$1,463,869	431,228	642,952	2,538,049
Additions	554,935	-	11,800	566,735
Usage	(422,976)	(156,521)	(63,661)	(643,158)
Reversals	(303,423)	(116,094)	(264,008)	(683,525)
Effect of change in exchange rate	(159)	(6,312)	(10,072)	(16,543)
Balance at December 31, 2019	1,292,246	152,301	317,011	1,761,558
Less: current	(486,517)	(152,301)	(69,450)	(708,268)
Noncurrent	$805,729	-	247,561	1,053,290

(i)	The provisions for warranties were estimated based on historical experience of warranty claims rate associated with similar products and services. The Company expects most warranty claims will be made within two years from the date of the sale of the product.